Income tax benefit/(expense) - Summary of Amounts That Would Be Recognized Directly in Equity if Brought to Account (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Amounts that would be recognized directly in equity if brought to account
Current tax recorded in equity (if brought to account)	$ (128)	$ (1,514)	$ (1,329)
Deferred tax recorded in equity (if brought to account)	881	881	1,029
Current and deferred tax relating to items credited (charged) directly to equity	$ 753	$ (633)	$ (300)